Summary Information Relating to Impaired Loans (Detail) (Gross Loans) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average impaired loans, net of allowance	$ 76.9	4,191.7	4,145.4	5,007.6
Interest income recognized on impaired loans	$ 30.2	1,647.8	1,668.3	1,292.5